Cover	May 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2020
Entity File Number	0-19731
Entity Registrant Name	Gilead Sciences, Inc.
Entity Central Index Key	0000882095
Entity Tax Identification Number	94-3047598
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Lakeside Drive Foster City
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	574-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001, per share
Trading Symbol	GILD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false